Results for the year - Segment information - Total Sales and Assets by Business Segment (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 DKK (kr) segment	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)
Disclosure of operating segments [line items]
Total net sales	kr 122,021	kr 111,831	kr 111,696
Cost of goods sold	20,088	17,617	17,632
Sales and distribution costs	31,823	29,397	28,340
Research and development costs	14,220	14,805	14,014
Administrative costs	4,007	3,916	3,784
Other operating income, net	600	1,152	1,041
Operating profit	kr 52,483	kr 47,248	kr 48,967
Operating margin (as a percent)	43.00%	42.20%	43.80%
Depreciation, amortisation and impairment losses expensed	kr 5,661	kr 3,925	kr 3,182
Additions to Intangible assets and Property, plant and equipment	11,162	12,326	9,791
Total assets	kr 125,612	110,769	102,355
Number of business segments | segment	2
Assets allocated to business segments
Disclosure of operating segments [line items]
Total assets	kr 103,214	89,248	76,536
Non-allocated assets
Disclosure of operating segments [line items]
Total assets	22,398	21,521	25,819
Diabetes care and obesity | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	102,840	93,904	92,877
Cost of goods sold	16,309	14,716	15,014
Sales and distribution costs	28,729	26,396	25,475
Research and development costs	12,128	12,222	11,358
Administrative costs	3,346	3,266	3,143
Other operating income, net	309	538	466
Operating profit	kr 42,637	kr 37,842	kr 38,353
Operating margin (as a percent)	41.50%	40.30%	41.30%
Depreciation, amortisation and impairment losses expensed	kr 3,916	kr 3,210	kr 2,536
Additions to Intangible assets and Property, plant and equipment	9,644	9,219	7,565
Total assets	86,700	71,706	61,542
Diabetes care and obesity | Long-acting insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	20,776	20,844	22,174
Diabetes care and obesity | Tresiba | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	9,259	8,035	7,327
Diabetes care and obesity | Xultophy | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	2,210	1,614	729
Diabetes care and obesity | Levemir | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	9,307	11,195	14,118
Diabetes care and obesity | Premix insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	10,578	10,194	10,749
Diabetes care and obesity | Ryzodeg | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	993	714	492
Diabetes care and obesity | NovoMix/NovoLog Mix | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	9,585	9,480	10,257
Diabetes care and obesity | Fast-acting insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	19,303	19,353	20,124
Diabetes care and obesity | Fiasp | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	1,243	590	99
Diabetes care and obesity | NovoRapid | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	18,060	18,763	20,025
Diabetes care and obesity | Human insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	9,036	9,265	9,793
Diabetes care and obesity | Total insulin | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	59,693	59,656	62,840
Diabetes care and obesity | Victoza | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	21,934	24,333	23,173
Diabetes care and obesity | Ozempic | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	11,237	1,796	0
Diabetes care and obesity | Rybelsus | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	50	0	0
Diabetes care and obesity | Total GLP-1 | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	33,221	26,129	23,173
Diabetes care and obesity | Other Diabetes care | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	4,247	4,250	4,302
Diabetes care and obesity | Total Diabetes care | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	97,161	90,035	90,315
Diabetes care and obesity | Obesity care (Saxenda) | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	5,679	3,869	2,562
Biopharm | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	19,181	17,927	18,819
Cost of goods sold	3,779	2,901	2,618
Sales and distribution costs	3,094	3,001	2,865
Research and development costs	2,092	2,583	2,656
Administrative costs	661	650	641
Other operating income, net	291	614	575
Operating profit	kr 9,846	kr 9,406	kr 10,614
Operating margin (as a percent)	51.30%	52.50%	56.40%
Depreciation, amortisation and impairment losses expensed	kr 1,745	kr 715	kr 646
Additions to Intangible assets and Property, plant and equipment	1,518	3,107	2,226
Total assets	16,514	17,542	14,994
Biopharm | Haemophilia | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	10,281	9,576	10,469
Biopharm | NovoSeven | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	8,119	7,881	9,206
Biopharm | NovoEight | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	1,525	1,354	1,103
Biopharm | Growth disorders (Norditropin) | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	7,275	6,834	6,655
Biopharm | Other Biopharm | Assets allocated to business segments
Disclosure of operating segments [line items]
Total net sales	kr 1,625	kr 1,517	kr 1,695